Note 15 - Financial Instruments - Changes in Fair Value of Level 3 Measurements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Closing balance	$ 1,915	$ 3,332
Closing balance	609	1,915
The 2014 Warrants [Member]
Change in fair value of Warrants, included in (Loss)/gain on derivative financial instruments in the consolidated statements of comprehensive loss	(1,915)	$ (1,417)
Class B Warrants [Member]
Change in fair value of Warrants, included in (Loss)/gain on derivative financial instruments in the consolidated statements of comprehensive loss	(388)
Initial measurement of Class B Warrants at inception	$ 997